Finance Result (Tables)	12 Months Ended
Dec. 31, 2025
Finance Result
Schedule of finance result

	Millions of Euros
	Reference	2025	2024	2023
Finance income		34	44	62
Finance costs from Senior Unsecured Notes		(320)	(230)	(177)
Finance costs from senior debt	Note 19(b)	(157)	(280)	(257)
Finance costs from other financial liabilities		(64)	(69)	(74)
Capitalized interest	Note 9	22	28	37
Finance lease expenses	Note 8	(57)	(51)	(45)
Other finance costs		(49)	(112)	(81)
Finance costs		(625)	(714)	(597)
Dividends		2	2	—
Financial cost of sale of trade receivables	Note 13	(14)	(31)	(25)
Change in fair value of financial instruments		33	20	1
Impairment of financial assets		(3)	(9)	—
Exchange differences		(55)	(60)	(16)
Finance result		(628)	(748)	(575)